Summary of Significant Accounting Policies - Summary of Subsidiaries Included from Consolidation (Detail)	12 Months Ended
Dec. 31, 2018
Lanthio Pharma B.V [member]
Disclosure of significant accounting policies [line items]
Purchase of Shares /Establishment	May 2015
Included in Basis of Consolidation since	May 07, 2015
Lanthio Pep B.V [member]
Disclosure of significant accounting policies [line items]
Purchase of Shares /Establishment	May 2015
Included in Basis of Consolidation since	May 07, 2015
MorphoSys US Inc. [member]
Disclosure of significant accounting policies [line items]
Purchase of Shares /Establishment	July 2018
Included in Basis of Consolidation since	Jul. 02, 2018